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                                                                    Exhibit 99.1

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        May, 2008
Payment Date                                                                                                             6/16/2008
Transaction Month                                                                                                                2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                            WEIGHTED AVG REMAINING
                                                              DOLLAR AMOUNT         # OF RECEIVABLES                TERM AT CUTOFF
Initial Pool Balance                                      $1,739,998,149.52                   94,331                   52.1 months
Original Securities:                                          DOLLAR AMOUNT       NOTE INTEREST RATE  FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                            $390,000,000.00                 2.76579%                  May 15, 2009
 Class A-2 Notes                                            $497,900,000.00  one-month LIBOR + 1.20%             December 15, 2010
 Class A-3a Notes                                           $359,200,000.00                   4.280%                  May 15, 2012
 Class A-3b Notes                                            $80,000,000.00  one-month LIBOR + 1.62%                  May 15, 2012
 Class A-4a Notes                                           $120,700,000.00                   4.950%                March 15, 2013
 Class A-4b Notes                                            $50,000,000.00  one-month LIBOR + 2.00%                March 15, 2013
 Class B Notes                                               $47,300,000.00                   5.880%                 July 15, 2013
 Class C Notes                                               $31,500,000.00                   6.650%             December 15, 2013
 Class D Notes                                               $31,500,000.00                   8.100%              October 15, 2014
                                                             --------------
    Total                                                 $1,608,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                                $6,632,993.26

PRINCIPAL:
 Principal Collections                                                                                              $38,288,915.11
 Prepayments in Full                                                                                                $16,282,131.99
 Liquidation Proceeds                                                                                                  $291,775.52
 Recoveries                                                                                                                  $0.00
                                                                                                                             -----
   SUB TOTAL                                                                                                        $54,862,822.62
                                                                                                                    --------------
COLLECTIONS                                                                                                         $61,495,815.88

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                                 $347,834.89
 Purchase Amounts Related to Interest                                                                                    $1,471.19
                                                                                                                         ---------
   SUB TOTAL                                                                                                           $349,306.08

Clean-up Call                                                                                                                $0.00

Reserve Account Draw Amount                                                                                                  $0.00
Net Swap Receipt - Class A-2                                                                                           $133,605.38
Net Swap Receipt - Class A-3b                                                                                            $8,667.03
Net Swap Receipt - Class A-4b                                                                                                $0.00

AVAILABLE FUNDS                                                                                                     $61,987,394.37

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                  May, 2008
Payment Date                                                                                                       6/16/2008
Transaction Month                                                                                                          2

III. DISTRIBUTIONS                                                                               CARRYOVER         REMAINING
AVAILABLE FUNDS

                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                             $0.00            $0.00       $0.00       $0.00    $61,987,394.37
Indenture Trustee Fees and                                  $0.00            $0.00       $0.00       $0.00    $61,987,394.37
Servicing Fee                                       $1,400,631.70    $1,400,631.70       $0.00       $0.00    $60,586,762.67
Net Swap Payment - Class A-2                                $0.00            $0.00       $0.00       $0.00    $60,586,762.67
Net Swap Payment - Class A-3b                               $0.00            $0.00       $0.00       $0.00    $60,586,762.67
Net Swap Payment - Class A-4b                           $6,860.89        $6,860.89       $0.00       $0.00    $60,579,901.78
Swap Termination Payment                                    $0.00            $0.00       $0.00       $0.00    $60,579,901.78
Interest - Class A-1 Notes                            $809,713.28      $809,713.28       $0.00       $0.00    $59,770,188.50
Interest - Class A-2 Notes                          $1,643,902.05    $1,643,902.05       $0.00       $0.00    $58,126,286.45
Interest - Class A-3a Notes                         $1,281,146.67    $1,281,146.67       $0.00       $0.00    $56,845,139.78
Interest - Class A-3b Notes                           $294,000.36      $294,000.36       $0.00       $0.00    $56,551,139.42
Interest - Class A-4a Notes                           $497,887.50      $497,887.50       $0.00       $0.00    $56,053,251.92
Interest - Class A-4b Notes                           $200,639.11      $200,639.11       $0.00       $0.00    $55,852,612.81
First Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $55,852,612.81
Interest - Class B Notes                              $231,770.00      $231,770.00       $0.00       $0.00    $55,620,842.81
Second Priority Principal Payment                  $10,780,661.14   $10,780,661.14       $0.00       $0.00    $44,840,181.67
Interest - Class C Notes                              $174,562.50      $174,562.50       $0.00       $0.00    $44,665,619.17
Third Priority Principal Payment                   $31,500,000.00   $31,500,000.00       $0.00       $0.00    $13,165,619.17
Interest - Class D Notes                              $212,625.00      $212,625.00       $0.00       $0.00    $12,952,994.17
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $12,952,994.17
Regular Principal Payment                         $287,074,581.30   $12,952,994.17       $0.00       $0.00             $0.00
Subordinated Swap Termination                               $0.00            $0.00       $0.00       $0.00             $0.00
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                              $0.00            $0.00       $0.00       $0.00             $0.00
                                                                             -----
TOTAL                                                               $61,987,394.37

                                                            PRINCIPAL PAYMENT:
                                                                   First Priority Principal Payment                    $0.00
                                                                   Second Priority Principal Payment          $10,780,661.14
                                                                   Third Priority Principal Payment           $31,500,000.00
                                                                   Regular Principal Payment                  $12,952,994.17
                                                                                                              --------------
                                                                   TOTAL                                      $55,233,655.31

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                                 ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                               ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                                BALANCE                          BALANCE
Class A-1 Notes          $55,233,655.31         $141.62     $809,713.28            $2.08   $56,043,368.59            $143.70
Class A-2 Notes                   $0.00           $0.00   $1,643,902.05            $3.30    $1,643,902.05              $3.30
Class A-3a Notes                  $0.00           $0.00   $1,281,146.67            $3.57    $1,281,146.67              $3.57
Class A-3b Notes                  $0.00           $0.00     $294,000.36            $3.68      $294,000.36              $3.68
Class A-4a Notes                  $0.00           $0.00     $497,887.50            $4.13      $497,887.50              $4.13
Class A-4b Notes                  $0.00           $0.00     $200,639.11            $4.01      $200,639.11              $4.01
Class B Notes                     $0.00           $0.00     $231,770.00            $4.90      $231,770.00              $4.90
Class C Notes                     $0.00           $0.00     $174,562.50            $5.54      $174,562.50              $5.54
Class D Notes                     $0.00           $0.00     $212,625.00            $6.75      $212,625.00              $6.75
                                  -----                     -----------                       -----------
TOTAL                    $55,233,655.31                   $5,346,246.47                    $60,579,901.78

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                         May, 2008
Payment Date                                                                                                              6/16/2008
Transaction Month                                                                                                                 2

V. NOTE BALANCE AND POOL INFORMATION

                                                        BEGINNING OF PERIOD                          END OF PERIOD
                                                            BALANCE           NOTE FACTOR             BALANCE           NOTE FACTOR
Class A-1 Notes                                     $329,355,242.44             0.8445006     $274,121,587.13             0.7028759
Class A-2 Notes                                     $497,900,000.00             1.0000000     $497,900,000.00             1.0000000
Class A-3a Notes                                    $359,200,000.00             1.0000000     $359,200,000.00             1.0000000
Class A-3b Notes                                     $80,000,000.00             1.0000000      $80,000,000.00             1.0000000
Class A-4a Notes                                    $120,700,000.00             1.0000000     $120,700,000.00             1.0000000
Class A-4b Notes                                     $50,000,000.00             1.0000000      $50,000,000.00             1.0000000
Class B Notes                                        $47,300,000.00             1.0000000      $47,300,000.00             1.0000000
Class C Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
Class D Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,547,455,242.44             0.9622879   $1,492,221,587.13             0.9279408

POOL INFORMATION
 Weighted Average APR                                                              4.830%                                    4.823%
 Weighted Average Remaining Term                                                    51.42                                     50.73
 Number of Receivables Outstanding                                                 92,570                                    90,366
 Pool Balance                                                           $1,680,758,045.65                         $1,625,363,478.56
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,523,281,738.72                         $1,473,674,581.30
 Pool Factor                                                                    0.9659539                                 0.9341179

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $8,699,990.75
Targeted Credit Enhancement Amount                                                                                   $16,253,634.79
Yield Supplement Overcollateralization Amount                                                                       $151,688,897.26
Targeted Overcollateralization Amount                                                                               $159,242,541.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $133,141,891.43


VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                     $8,699,990.75
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                        $8,699,990.75
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                            $8,699,990.75

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              May, 2008
Payment Date                                                                                                   6/16/2008
Transaction Month                                                                                                      2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     215        $183,909.58
(Recoveries)                                                                                        0              $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $183,909.58
Cumulative Net Losses Last Collection                                                                          $1,007.62
                                                                                                               ---------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $184,917.20

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.13%

DELINQUENT RECEIVABLES:

                                                                % OF EOP POOL       # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                   0.88%                    685      $14,321,995.00
61-90 Days Delinquent                                                   0.06%                     38         $967,582.02
91-120 Days Delinquent                                                  0.00%                      0               $0.00
Over 120 Days Delinquent                                                0.00%                      0               $0.00
                                                                        -----                      -               -----

TOTAL DELINQUENT RECEIVABLES                                            0.94%                    723      $15,289,577.02

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       36         $689,343.15
Total Repossesed Inventory                                                                        39         $873,370.27

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0007%
Current Collection Period                                                                                        0.1335%
Three Month Average                                                                                              0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0011%
Current Collection Period                                                                                        0.0421%
Three Month Average                                                                                              0.0000%